Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
12.	Leases

The Company leased over 500 company-owned stores and office space as of December 31, 2025. Most leases provide for fixed monthly payment and certain leases also include provisions for contingent rent, determined as a percentage of sales.

Generally, the Company does not have renewal options for leases. The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The components of rental expense were summarized as follows:

	For the years ended December 31,
	2025	2024	2023
Operating lease cost	211,908,384	229,718,169	279,526,257
Variable lease cost	17,975,126	20,286,865	22,664,025
Short-term lease cost	-	-	200,917
Total rental expense	229,883,510	250,005,034	302,391,199

The Company was granted nil, nil and RMB2,971,616 in lease concessions from landlords related to the effects of the COVID-19 pandemic for the years ended December 31, 2025, 2024 and 2023. The lease concessions were primarily in the form of rent reduction over the period when the Company’s business was adversely impacted. The Company applied the interpretive guidance in a FASB staff question-and-answer document issued in April 2020 and elected not to evaluate whether a concession received in response to the COVID-19 pandemic is a lease modification and to assume such concession was contemplated as part of the existing lease contract. Such concession was recognized as negative variable lease cost in the period the concession was granted.

Amounts reported on the consolidated balance sheets as of December 31, 2025 and 2024 were as follows:

	As of December 31,
	2025	2024
Assets
Operating lease right-of-use assets	348,916,320	493,308,393

Liabilities
Current operating lease liabilities	180,805,734	178,115,199
Non-current operating lease liabilities	240,282,461	380,075,128
Total operating lease liabilities	421,088,195	558,190,327

Other information related to operating leases for the years ended December 31, 2025 and 2024 were as follows:

	For the years ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities	182,297,992	204,719,215
Right-of-use assets obtained in exchange for new lease liabilities	42,320,016	16,855,171

	As of December 31,
	2025	2024
Weighted-average remaining lease term (years)	2.61	3.45
Weighted-average discount rate	5.97%	6.01%

Maturities of operating lease liabilities under non-cancellable leases as of December 31, 2025 are as follows:

Operating lease commitments
2026	187,176,731
2027	149,626,294
2028	102,186,779
2029	57,809,171
2030	29,328,241
Thereafter	25,594,808

Total undiscounted lease payments	551,722,024

Less: imputed interest	(130,633,829)

Total lease liabilities	421,088,195